WHISTLER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS
                        FOR THE YEAR ENDED MARCH 31, 2003

                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS


                        FOR THE YEAR ENDED MARCH 31, 2003








                                    CONTENTS



Report of Independent Auditors.............................................  1
Statement of Assets, Liabilities and Members' Capital - Net Assets.........  2
Statement of Operations....................................................  3
Statement of Changes in Members' Capital - Net Assets......................  4
Statement of Cash Flows....................................................  5
Notes to Financial Statements..............................................  6

[LOGO]
ERNST & YOUNG       o  ERNST & YOUNG LLP                o Phone : (212) 773-3000
[GRAPHIC OMITTED]      5 Times Square                     www.ey.com
                       New York, New York 10036-6530





                         Report of Independent Auditors

To the Members of
  Whistler Fund, L.L.C.

 We have audited the accompanying statement of assets, liabilities and members' capital of Whistler Fund, L.L.C. (the "Company") as of March 31, 2003, and the related statements of operations and cash flows for the year then ended, and the statement of changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in investment funds as of March 31, 2003, by correspondence with management of the underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Whistler Fund, L.L.C. at March 31, 2003, the results of its operations and cash flows for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                                           /S/ ERNST & YOUNG LLP

 May 15, 2003


                   A MEMBER PRACTICE OF ERNST & YOUNG GLOBAL

WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL -
NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2003

ASSETS

Investments in investment funds, at fair value (cost - $107,750)    $ 125,988
Cash and cash equivalents                                               3,919
Receivable for investments sold                                           238
Receivable for investments paid in advance                             10,000
Interest receivable                                                         4
Other assets                                                               15
                                                                   ----------

       TOTAL ASSETS                                                   140,164
                                                                   ----------

LIABILITIES

Contributions received in advance                                       3,068
Management fee payable                                                    114
Accrued expenses                                                          174
                                                                   ----------

       TOTAL LIABILITIES                                                3,356
                                                                   ----------

             NET ASSETS                                             $ 136,808
                                                                   ==========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                           $ 118,570
Net unrealized appreciation on investments                             18,238
                                                                   ----------

       MEMBERS' CAPITAL - NET ASSETS                                $ 136,808
                                                                   ==========

The accompanying notes are an integral part of these financial statements.

WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                  YEAR ENDED
                                                                                MARCH 31, 2003

INVESTMENT INCOME
    Interest                                                                     $          81
                                                                                --------------


EXPENSES
       Management fees                                                                   1,163
       Professional fees                                                                   189
       Accounting and investor services fees                                               146
       Line of credit fees                                                                  66
       Board of Managers' fees and expenses                                                 23
       Insurance expense                                                                    22
       Custodian fees                                                                       15
       Miscellaneous                                                                        49
                                                                                --------------
          TOTAL EXPENSES                                                                 1,673
                                                                                --------------

          NET INVESTMENT LOSS                                                           (1,592)
                                                                                --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    NET REALIZED GAIN ON INVESTMENTS                                                       717
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                 3,557
                                                                                --------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                4,274
                                                                                --------------

          NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES    $       2,682
                                                                                ==============


The accompanying notes are an integral part of these financial statements.

WHISTLER FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------



                                                         SPECIAL
                                                         ADVISORY
                                                          MEMBER              MEMBERS               TOTAL
                                                      ----------------   ------------------   ------------------
MEMBERS' CAPITAL, March 31, 2001                       $           --     $         70,721     $         70,721

FROM INVESTMENT ACTIVITIES
      Net investment loss                                          --               (1,184)              (1,184)
      Net realized gain on investments                             --                1,523                1,523
      Net change in unrealized appreciation on                     --
             investments                                                             4,272                4,272
      Incentive allocation                                        419                 (419)                  --
                                                      ----------------   ------------------   ------------------
      NET INCREASE IN MEMBERS' CAPITAL                            419                4,192                4,611
           DERIVED FROM INVESTMENT ACTIVITIES

MEMBERS' CAPITAL TRANSACTIONS
      Capital contributions                                        --               37,220               37,220
      Capital withdrawals                                        (419)              (8,927)              (9,346)
                                                      ----------------   ------------------   ------------------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
           DERIVED FROM CAPITAL TRANSACTIONS                     (419)              28,293               27,874

MEMBERS' CAPITAL, March 31, 2002                       $           --     $        103,206     $        103,206
                                                      ================   ==================   ==================

FROM INVESTMENT ACTIVITIES
      Net investment loss                                          --               (1,592)              (1,592)
      Net realized gain on investments                             --                  717                  717
      Net change in unrealized appreciation on
             investments                                           --                3,557                3,557
      Incentive allocation                                        275                 (275)                  --
                                                      ----------------   ------------------   ------------------
      NET INCREASE IN MEMBERS' CAPITAL
           DERIVED FROM INVESTMENT ACTIVITIES                     275                2,407                2,682

MEMBERS' CAPITAL TRANSACTIONS
      Capital contributions                                        --               51,723               51,723
      Capital withdrawals                                        (275)             (20,528)             (20,803)
                                                      ----------------   ------------------   ------------------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
           DERIVED FROM CAPITAL TRANSACTIONS                     (275)              31,195               30,920

MEMBERS' CAPITAL, March 31, 2003                       $           --     $        136,808     $        136,808
                                                      ================   ==================   ==================


The accompanying notes are an integral part of these financial statements.

WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                             YEAR ENDED
                                                                           MARCH 31, 2003

CASH FLOWS FROM OPERATING ACTIVITIES
    Net increase in members' capital derived from investment activities    $         2,682
    Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
       Increase in investments in investment funds, at fair value                  (26,108)
       Increase in receivable for investments sold                                    (238)
       Increase in receivable for investments paid in advance                      (10,000)
       Increase in interest receivable                                                  (1)
       Increase in other assets                                                         (4)
       Increase in management fee payable                                               29
       Increase in accrued expenses                                                     44
                                                                          ----------------
          NET CASH USED IN OPERATING ACTIVITIES                                    (33,596)

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                           52,925
    Capital withdrawals                                                            (20,803)
                                                                          ----------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                                 32,122


          NET CHANGE IN CASH AND CASH EQUIVALENTS                                   (1,474)
             Cash and cash equivalents at beginning of year                          5,393
                                                                          ----------------
             Cash and cash equivalents at end of year                      $         3,919
                                                                          ================

The accompanying notes are an integral part of these financial statements.

WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues the objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four Members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Company. CIBC World Markets Corp. ("CIBC WM"), the managing member of the Adviser, relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  PORTFOLIO VALUATION

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums.

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. The majority of all of the underlying investments of the investment funds are comprised of readily marketable securities. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

         B.  REVENUE AND EXPENSE RECOGNITION

         Interest income and expense are recorded on the accrual basis.

         C.  FUND EXPENSES

         The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and investor servicing fees; auditing fees; custody fees; management fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers.

         D.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At March 31, 2003, $3,918,555 in cash equivalents were held at PNC Bank.

         E.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.  INCOME TAXES (CONTINUED)

         The Company reclassified ($1,591,611) and $716,666 from accumulated net investment loss and undistributed net realized gain on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

         F.  RECLASSIFICATIONS

         Certain of the amounts presented in the statement of changes in members' capital - net assets for the year ended March 31, 2002 have been reclassified to conform to the current year's presentation, as the components of the changes in members' capital have been presented separately for the Special Advisory Member and all other members.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company will pay CIBC WM a monthly fee at a monthly rate of 0.08333% (1% on an annualized basis) of the Company's net assets. CIBC WM will pay a portion of the fee to its affiliates. CIBC WM acts as a non-exclusive placement agent for the Company and will bear costs associated with its activities as placement agent.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. From January 1, 2002 through December 31, 2002, the incentive allocation credited to the Special Advisory Account was $274,935. Based upon the profits for the period from January 1, 2003 through March 31, 2003, the incentive allocation that would be credited to the Special Advisory Account would be $128,190. However, this amount is not reflected in the accompanying statement of changes in members' capital - net assets because the incentive allocation is credited at the end of each calendar year.

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, Howard Singer, as the Principal Manager, is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended March 31, 2003, such fees and expenses incurred totaled $22,617.

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company.

         PFPC Inc. ("PFPC") provides certain accounting, record keeping, tax and investor related services to the Company. The Company pays a monthly fee to PFPC based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of PFPC's expenses.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment funds for the year ended March 31, 2003, amounted to $40,700,000 and $18,866,433, respectively. At March 31, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2003, accumulated net unrealized appreciation on investments was $18,237,846, consisting of $18,828,814 gross unrealized appreciation and $590,968 gross unrealized depreciation.

     5.  INVESTMENTS IN INVESTMENT FUNDS

         Information about the underlying investments held by the investment funds identified in the accompanying schedule of investments is not readily available, so it is unknown whether these funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at March 31, 2003.

         The following table lists the Company's investments in investment funds as of March 31, 2003, none of which were related parties. The agreements related to the investments in investment funds provide for compensation in the form of management fees of 0% to 2.5% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.


                                                                                      % OF
                                                                                    MEMBERS'
         INVESTMENT FUND                                 COST        FAIR VALUE     CAPITAL
         ---------------                              ----------     ----------     --------

         Adelphi Europe Partners, L.P.                $3,250,000     $3,694,614       2.70%
         Ahab Partners, L.P.                           4,100,000      4,897,696       3.58%
         Argus Healthcare Partners, L.P.               5,000,000      4,998,226       3.65%
         Aries Select Domestic II, L.L.C.                300,000        209,481       0.15%
         Aristeia Partners, L.P.                       3,250,000      4,153,073       3.04%
         Artis Technology Qualified Partners, L.P.     4,750,000      5,027,386       3.68%
         Avery Partners L.P.                           2,500,000      2,867,728       2.10%
         Basswood Financial Partners, L.P.             4,200,000      4,763,802       3.48%
         Bedford Falls Investors, L.P.                 3,400,000      3,717,936       2.72%
         Blackthorn Partners, L.P.                     3,750,000      3,979,348       2.91%
         Citadel Wellington Partners L.P.              2,500,000      5,301,717       3.88%

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------


     5.  INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)

                                                                                                          % OF
                                                                                                         MEMBERS'
         INVESTMENT FUND                                        COST                FAIR VALUE           CAPITAL
         ---------------                                   ------------            ------------          -------
         DMG Legacy Institutional Fund LLC                 $  4,750,000            $  4,911,112           3.59%
         Dominion Global Financial, L.P.                      3,500,000               3,560,781           2.60%
         Emerging CTA Index Fund, L.P.                        4,000,000               3,988,750           2.92%
         Eos Partners, L.P.                                   3,625,000               3,888,343           2.84%
         Helix Convertible Opportunities Fund, L.P.           3,800,000               4,368,596           3.19%
         Highbridge Capital Corporation, Class A              3,200,000               4,956,991           3.62%
         Hygrove Capital Fund (QP), LP                        4,750,000               4,270,193           3.12%
         Icarus Partners, L.P.                                2,850,000               4,912,144           3.59%
         IIU Convertible Fund, plc.                           2,975,000               3,453,281           2.52%
         Lansdowne UK Equity Fund, L.P.                       2,000,000               2,200,537           1.61%
         Longacre Capital Partners, L.P.                      4,250,000               4,748,190           3.47%
         Maverick Fund USA, Ltd., Class A                     4,144,662               5,379,485           3.93%
         Maverick Fund USA, Ltd., Class B                       605,338                 597,720           0.44%
         Millgate Partners, L.P.                              4,700,000               5,547,454           4.06%
         MKP Partners, L.P.                                   5,000,000               5,663,139           4.14%
         Polar Bear Fund, L.P.                                2,850,000               4,695,475           3.43%
         Prism Partners I, L.P.                               4,250,000               4,807,538           3.51%
         Van Eck Global Opportunity Fund, LP                  4,100,000               4,324,800           3.16%
         Willis Catastrophe Investment Fund, L.P.             4,150,000               4,793,602           3.50%
         WPG  - Fixed Income Arbitrage Fund, L.P.             1,250,000               1,308,708           0.96%
                                                              ---------            ------------       ---------

         Total                                             $107,750,000            $125,987,846          92.09%
                                                           ============            ============       =========

         Other Assets, less Liabilities                                              10,820,439           7.91%
                                                                                   ------------           -----

         Members' Capital - Net Assets                                             $136,808,285         100.00%
                                                                                   ============         =======

         As of March 31, 2003, the Company has contributed $5,000,000 to Sirios Capital Partners II, L.P. and $5,000,000 to Harbert Distressed Investment Fund, LP which are included in receivable for investments paid in advance on the accompanying statement of assets, liabilities and members' capital - net assets.

     6.  LINE OF CREDIT

         The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank which may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate charged on any daily outstanding balance is 4.25% per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees including 0.50% per annum on the undrawn balance. As of March 31, 2003, the Company had no outstanding borrowings against this line of credit.

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     8.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                   PERIOD FROM OCT. 1,
                                                                                         1999
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED      (COMMENCEMENT OF
                                      MARCH 31,      MARCH 31,      MARCH 31,         OPERATIONS)
                                        2003           2002          2001          TO MARCH 31, 2000
                                     ----------     ----------     -----------     -------------------

Net assets, end of period (000)        136,808         103,206       70,721              43,085
Ratio of net investment loss to
     Average net assets
                                        (1.37%)         (1.30%)      (1.28%)             (3.47%)*
Ratio of expenses to average
     Net assets                          1.44%           1.37%        1.67%               3.67%*
Total gross return**                     2.22%           4.93%       10.56%              11.53%
Total net return                         1.97%           4.45%        9.50%              10.38%
Portfolio turnover                      17.58%          16.09%        9.72%               1.62%
Average debt ratio                       0.00%           0.00%        0.00%               0.00%

*        Annualized.
**       Total  gross  return  assumes a purchase  of an interest in the Company on the first day and a sale of the interest on the last day of the period noted,  before incentive  allocation to the
         Special Advisory Member, if any.

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     9.  SUBSEQUENT EVENTS

         Effective April 1, 2003, the Company received initial and additional contributions from members of $5,230,636, of which $3,067,560 was received prior to March 31, 2003.

         On January 2, 2003, Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary Fahnestock & Co. Inc. ("Fahnestock & Co."), CIBC WM and Canadian Imperial Bank of Commerce entered into an agreement pursuant to which Fahnestock & Co. (or an affiliated company) will, subject to certain conditions, acquire the U.S. asset management business of CIBC WM (the "Transaction"), including its ownership in, and control of the Adviser (to be renamed Advantage Advisers Management, L.L.C.).

         Consummation of the Transaction will result in a change of control of the Adviser and, thus, as required by the 1940 Act will result in the automatic termination of the existing investment advisory agreement between the Company and the Adviser.

         Consequently, the Board of Managers of the Company approved the solicitation of the members of the Company (the "Members") to approve a new investment advisory agreement with the Adviser to become effective upon consummation of the Transaction. The new investment advisory agreement is substantially identical to the existing agreement.

         In addition, the Board determined to solicit Member approval to add three additional persons to serve as managers on the Board.

         These proposals were approved by Members at a meeting held May 5, 2003.

                       This page is intentionally blank.

WHISTLER FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.


------------------------------------------------------------------------------------------------------------------------------------
                                  POSITION(S) HELD
                                  WITH THE COMPANY                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS,
  NAME, ADDRESS AND AGE            AND LENGTH OF        NUMBER OF PORTFOLIOS OVERSEEN IN FUND COMPLEX AND OTHER DIRECTORSHIPS HELD
                                    TIME SERVED

------------------------------------------------------------------------------------------------------------------------------------
                                                    INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 51               Manager since     Director, Richard Lounsbery Foundation (1997 to present); Director, Program for
c/o Rockefeller University           Inception.      the Human Environment and Senior Research Associate, The Rockefeller University
Mail Stop 234                                        (1993 to  present);  Program  Director,  Alfred P.  Sloan  Foundation  (1994 to
1230 York Avenue                                     present);  Adjunct  Scientist,  Woods Hole  Oceanographic  Institution (1995 to
New York, NY 10021                                   present).  Mr.  Ausubel also is a Manager of 3 other  investment  companies for which the Adviser serves as investment adviser.

------------------------------------------------------------------------------------------------------------------------------------

Charles F. Barber, 85              Manager since     Consultant;  Former  Chairman  of  the  Board,  ASARCO  Incorporated;  Director
66 Glenwood Drive                    Inception.      Emeritus  of  16  investment   companies  advised  by  Salomon  Brothers  Asset
Greenwich, CT 06839                                  Management,  Inc.  Mr.  Barber  also  is a  Manager  of five  other  investment companies for which the Adviser or one of its  affiliates  serves as investment adviser.
------------------------------------------------------------------------------------------------------------------------------------

Paul Belica, 81                    Manager since     Director  or Trustee  for 12  investment  companies  managed by PIMCO  (2000 to
359 Cedar Drive West                 Inception.      present);  Director,  Student Loan Finance Corporation,  Education Loans, Inc.,
Briarcliff Manor, NY 10501                           Goal  Funding,  Inc. and Surety Loan Funding  Company.  Mr.  Belica is a former senior  executive and member of the board of Smith  Barney,  Harris Upham & Co.
                                                     and the CEO of 5 State of New York Agencies.  Mr. Belica also is a Manager of 3 other  investment  companies  for which the  Adviser  or one of its  affiliates serves as investment adviser.


------------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 39               Manager since     Managing Director, Asset Management, Oppenheimer Asset Management Inc. ("OAM").
Oppenheimer Asset Management Inc.    Inception.      Mr.  Singer also serves as a  Director/Manager/Trustee  of 11 other  investment
622 Third Avenue                                     companies for which the Adviser or one of its  affiliates  serves as investment
New York, NY 10017                                   adviser.

--------------------------------------------------------------------------------------------------------------------------------